CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
CASH FLOWS USED IN OPERATING ACTIVITIES:
Net earnings	$ 514,457	$ 704,964	$ 552,364
Adjustments to reconcile net earnings to net cash used in operating activities:
Depreciation	110,563	94,063	84,184
Amortization of intangibles	21,327	19,499	13,948
Expense associated with share-based and grant compensation arrangements	34,899	28,156	11,224
Deferred income taxes (credit)	(5,573)	(16,289)	5,653
Unrealized (gain) loss on investments and other	(2,435)	5,768	(4,118)
Equity in loss of investee	2,367	2,183	3,902
Net (gain) loss on sale and disposition of assets	(260)	1,285	(11,992)
Impairment of goodwill and other intangibles		4,261
Gain from reduction of estimated earnout liability	(3,177)
Changes in:
Accounts receivable	81,659	130,704	(85,439)
Inventories	250,561	718	(260,301)
Accounts payable and cash overdraft	(3,578)	(137,907)	78,060
Accrued liabilities and other	(40,920)	(5,838)	124,992
NET CASH FROM OPERATING ACTIVITIES	959,890	831,567	512,477
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(180,382)	(174,124)	(151,166)
Proceeds from sale of property, plant and equipment	3,291	3,805	29,973
Acquisitions, net of cash received and purchase of equity method investment	(52,383)	(180,151)	(475,960)
Purchase and dissolution of remaining noncontrolling interest in subsidiary	(2,127)
Purchases of investments	(29,806)	(19,875)	(23,797)
Proceeds from sale of investments	29,935	12,874	14,882
Other	(8,692)	3,535	(5,119)
NET CASH USED IN INVESTING ACTIVITIES	(240,164)	(353,936)	(611,187)
CASH FLOWS USED IN FINANCING ACTIVITIES:
Borrowings under revolving credit facilities	28,462	605,101	892,072
Repayments under revolving credit facilities	(30,125)	(607,549)	(888,695)
Repayments of debt	(29)	(38,719)
Contingent consideration payments and other	(6,262)	(2,856)	(3,176)
Proceeds from issuance of common stock	2,750	2,769	2,116
Dividends paid to shareholders	(68,238)	(58,860)	(40,209)
Distributions to noncontrolling interest	(7,355)	(12,024)	(6,750)
Repurchase of common stock	(82,149)	(95,774)
Other	86	(2,298)	(364)
NET CASH USED IN FINANCING ACTIVITIES	(162,860)	(210,210)	(45,006)
Effect of exchange rate changes on cash	5,767	979	(1,669)
NET CHANGE IN CASH AND CASH EQUIVALENTS	562,633	268,400	(145,385)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	559,623	291,223	436,608
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF PERIOD	$ 1,122,256	$ 559,623	$ 291,223